Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000009900
Account Value [Line Items]
Line Graph and Table Measure Name		James Balanced: Golden Rainbow Fund - Retail Class
Accumulated Value	$ 10,000		$ 10,392	$ 10,586	$ 10,455	$ 10,331	$ 11,920	$ 10,851	$ 11,546	$ 13,114	$ 14,221	$ 16,310
C000075008
Account Value [Line Items]
Line Graph and Table Measure Name		James Balanced: Golden Rainbow Fund - Institutional Class
Accumulated Value	50,000		52,116	53,218	52,691	52,198	60,355	55,088	58,745	66,913	72,750	83,622
C000009903
Account Value [Line Items]
Line Graph and Table Measure Name		James Small Cap Fund
Accumulated Value	10,000		11,136	12,406	10,468	8,475	13,803	12,701	14,712	18,329	20,493	27,117
C000090023
Account Value [Line Items]
Line Graph and Table Measure Name		James Micro Cap Fund
Accumulated Value	10,000		11,490	12,826	12,153	10,032	15,502	13,549	15,670	18,864	19,069	24,840
C000157576
Account Value [Line Items]
Line Graph and Table Measure Name		James Aggressive Allocation Fund
Accumulated Value	10,000		10,654	11,438	11,049	10,099	12,636	10,848	12,477	15,114	16,728	20,898
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Accumulated Value	10,000		11,853	13,611	14,814	15,808	22,842	19,604	23,303	28,707	33,047	40,697
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Accumulated Value	50,000		59,267	68,055	74,071	79,040	114,208	98,019	116,517	143,534	165,235	203,483
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Accumulated Value	10,000		11,853	13,611	14,814	15,808	22,842	19,604	23,303	28,707	33,047	40,697
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Accumulated Value	10,000		11,853	13,611	14,814	15,808	22,842	19,604	23,303	28,707	33,047	40,697
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Accumulated Value	10,000		11,853	13,611	14,814	15,808	22,842	19,604	23,303	28,707	33,047	40,697
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,979	9,921	10,609	11,364	11,385	10,556	10,546	10,989	11,729	12,097
Bloomberg US 1000 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000		11,815	13,536	14,883	16,027	22,923	19,850	23,673	29,343	33,877	41,474
Bloomberg US 2000 (USD) TR
Account Value [Line Items]
Accumulated Value	10,000		12,334	14,573	13,897	12,950	21,962	16,581	18,611	20,353	21,980	30,973
James Golden Rainbow Blend *
Account Value [Line Items]
Accumulated Value	10,000		10,999	11,848	12,478	13,064	16,410	14,263	15,416	17,043	18,681	21,799
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,849	13,618	14,861	15,852	22,872	19,582	23,283	28,661	33,024	40,683
James Golden Rainbow Blend *
Account Value [Line Items]
Accumulated Value	50,000		54,996	59,238	62,390	65,322	82,050	71,315	77,078	85,217	93,403	108,996
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value	50,000		49,894	49,605	53,043	56,818	56,927	52,782	52,732	54,943	58,645	60,484
Bloomberg US 1000 Total Return Index
Account Value [Line Items]
Accumulated Value	50,000		59,074	67,681	74,416	80,134	114,613	99,251	118,364	146,713	169,383	207,369
Bloomberg US 2000 (USD) TR
Account Value [Line Items]
Accumulated Value	50,000		61,670	72,865	69,485	64,749	109,810	82,907	93,054	101,766	109,898	154,863
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Accumulated Value	50,000		59,245	68,089	74,305	79,260	114,359	97,910	116,417	143,303	165,121	203,415
Bloomberg US 2000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Index
Accumulated Value	10,000		12,334	14,573	13,897	12,950	21,962	16,581	18,611	20,353	21,980	30,973
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity 3000 Index
Accumulated Value	10,000		11,849	13,618	14,861	15,852	22,872	19,582	23,283	28,661	33,024	40,683
Bloomberg US Micro Cap Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Micro Cap Index
Accumulated Value	10,000		12,614	15,210	12,878	13,003	27,313	17,730	17,744	17,198	19,077	26,558
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity 3000 Index
Accumulated Value	10,000		11,849	13,618	14,861	15,852	22,872	19,582	23,283	28,661	33,024	40,683
Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,959	9,896	10,740	11,816	11,770	10,492	10,419	10,704	11,334	11,711
James Aggressive Blend *
Account Value [Line Items]
Accumulated Value	10,000		11,162	12,197	13,320	14,449	18,388	16,032	17,948	20,776	23,269	26,994
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,849	$ 13,618	$ 14,861	$ 15,852	$ 22,872	$ 19,582	$ 23,283	$ 28,661	$ 33,024	$ 40,683